TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Loss Carryforwards [Line Items]
Tax rate	23.00%	23.00%	24.00%	25.00%
Statutory tax rate for next fiscal year	24.00%
Corporate statutory tax rate on 2019	23.00%	23.00%
Open tax year	2014
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	35.00%
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	24.00%	24.00%	24.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	21.00%	21.00%	34.00%
Net operating losses carryforward	$ 53,000
Net operating loss carryforward expiration period	20 years
Expiration of operating loss carry forward	Dec. 31, 2039
Germany [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	16.00%	16.00%	16.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward	$ 66,000